UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-7136

Name of Fund:  MuniYield Pennsylvania Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniYield Pennsylvania Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments


MuniYield Pennsylvania Insured Fund


Schedule of Investments as of July 31, 2006                                                                        (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                      Value
Pennsylvania - 144.0%    $  2,000    Allegheny County, Pennsylvania, Hospital Development Authority, Health
                                     Center Revenue Bonds (University of Pittsburgh Medical Center Health
                                     System), Series B, 6% due 7/01/2026 (f)                                          $     2,386

                            1,000    Allegheny County, Pennsylvania, Residential Finance Authority, S/F Mortgage
                                     Revenue Bonds, AMT, Series TT, 5% due 5/01/2035 (d)                                      997

                            5,000    Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Refunding
                                     Bonds, Series A, 5% due 12/01/2030 (f)                                                 5,158

                            1,750    Chester County, Pennsylvania, Health and Education Facilities Authority,
                                     Revenue Refunding Bonds (Devereux Foundation), 5% due 11/01/2031                       1,769

                            5,500    Delaware County, Pennsylvania, IDA, Revenue Bonds (Pennsylvania Suburban
                                     Water Company Project), AMT, Series A, 5.15% due 9/01/2032 (a)                         5,642

                            4,770    Delaware County, Pennsylvania, IDA, Water Facilities Revenue Refunding Bonds
                                     (Aqua Pennsylvania Inc. Project), AMT, Series B, 5% due 11/01/2036 (c)                 4,852

                            1,500    Delaware Valley, Regional Finance Authority, Pennsylvania, Local Government
                                     Revenue Bonds, 5.75% due 7/01/2032                                                     1,700

                            5,000    Erie County, Pennsylvania, Convention Center Authority, Convention Center
                                     Hotel Revenue Bonds, 5% due 1/15/2036 (c)                                              5,128

                            7,000    Erie County, Pennsylvania, Hospital Authority Revenue Bonds (Hamot Health
                                     Foundation), 5% due 11/01/2035 (h)                                                     7,206

                            4,000    Gettysburg, Pennsylvania, Municipal Authority, College Revenue Refunding
                                     Bonds, 5% due 8/15/2023 (f)                                                            4,093

                            4,000    Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Lancaster
                                     General Hospital Project), 5.50% due 3/15/2026                                         4,179

                            3,000    Lehigh County, Pennsylvania, General Purpose Authority, Hospital Revenue
                                     Refunding Bonds (Saint Lukes Hospital of Bethlehem), 5.375% due 8/15/2033              3,092

                            5,000    Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and
                                     Light Utilities Corporation Project), Series A, 4.70% due 9/01/2029 (c)                5,010



Portfolio Abbreviations


To simplify the listings of MuniYield Pennsylvania Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDR        Economic Development Revenue Bonds
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
S/F        Single-Family
VRDN       Variable Rate Demand Notes



MuniYield Pennsylvania Insured Fund


Schedule of Investments as of July 31, 2006 (concluded)                                                            (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                      Value
Pennsylvania             $  3,500    Luzerne County, Pennsylvania, IDA, Water Facility Revenue Refunding Bonds,
(concluded)                          RIB, AMT, Series 1170, 6.26% due 9/01/2034 (a)(i)                                $     3,660

                            2,675    North Allegheny, Pennsylvania, School District, GO, Series C, 5.25% due
                                     5/01/2027 (e)                                                                          2,826

                            5,000    Northampton Borough, Pennsylvania, Municipal Authority, Water Revenue Bonds,
                                     5% due 5/15/2034 (f)                                                                   5,139

                            6,000    Northumberland County, Pennsylvania, IDA, Water Facilities Revenue Refunding
                                     Bonds (Aqua Pennsylvania Inc. Project), AMT, 5.05% due 10/01/2039 (c)                  6,102

                            3,055    Pennsbury, Pennsylvania, School District, GO, Refunding, 5.50% due 1/15/2020 (c)       3,287

                            1,200    Pennsylvania Economic Development Financing Authority, Solid Waste Disposal
                                     Revenue Bonds  (Waste Management Inc. Project), AMT, Series A, 5.10% due
                                     10/01/2027                                                                             1,211

                            2,500    Pennsylvania HFA, Revenue Bonds, DRIVERS, AMT, Series 1248Z, 6.51% due
                                     10/01/2009 (f)(i)                                                                      2,586

                            5,000    Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 92-A,
                                     4.75% due 4/01/2031                                                                    4,879

                            1,200    Pennsylvania State Higher Educational Facilities Authority, College and
                                     University Revenue Bonds (Ursinus College), 5% due 1/01/2036 (j)                       1,219

                            3,000    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                                     (UPMC Health System), Series A, 6% due 1/15/2022                                       3,246

                            4,305    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                                     (York College of Pennsylvania Project), Series EE1, 5% due 11/01/2033 (g)              4,430

                            8,845    Pennsylvania State Higher Educational Facilities Authority, State System
                                     Revenue Bonds, Series AE, 4.75% due 6/15/2032 (f)                                      8,858

                            7,000    Pennsylvania State IDA, EDR, Refunding, 5.50% due 7/01/2020 (a)                        7,584

                            3,085    Pennsylvania State Public School Building Authority, Revenue Bonds (Lehigh
                                     Career and Technical Institute), 5.125% due 10/01/2028 (c)                             3,201

                            2,000    Pennsylvania State Public School Building Authority, Revenue Bonds (Lehigh
                                     Career and Technical Institute), 5.25% due 10/01/2032 (c)                              2,090

                            1,980    Pennsylvania State Public School Building Authority, School and Capital
                                     Appreciation Revenue Bonds (Corry Area School District), 4.85% due
                                     12/15/2022 (e)(m)                                                                        911

                            1,980    Pennsylvania State Public School Building Authority, School and Capital
                                     Appreciation Revenue Bonds (Corry Area School District), 4.87% due
                                     12/15/2023 (e)(m)                                                                        865

                            1,980    Pennsylvania State Public School Building Authority, School and Capital
                                     Appreciation Revenue Bonds (Corry Area School District), 4.89% due
                                     12/15/2024 (e)(m)                                                                        821

                            1,980    Pennsylvania State Public School Building Authority, School and Capital
                                     Appreciation Revenue Bonds (Corry Area School District), 4.92% due
                                     12/15/2025 (e)(m)                                                                        782

                           10,000    Pennsylvania State Public School Building Authority, School Lease Revenue
                                     Bonds (The School District of Philadelphia Project), 5.25% due 6/01/2025 (e)          10,605

                           10,300    Pennsylvania State Public School Building Authority, School Lease Revenue
                                     Bonds (The School District of Philadelphia Project), 5% due 6/01/2033 (e)             10,520

                            7,500    Pennsylvania State Public School Building Authority, School Revenue Bonds,
                                     DRIVERS, VRDN, Series 371, 6.53% due 6/01/2011 (e)(i)                                  8,263
                            7,500    Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds,
                                     DRIVERS, Series 366, 7.029% due 6/01/2011 (f)(i)                                       8,642

                            3,900    Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, DRIVERS,
                                     Series 460-Z, 7.029% due 6/01/2012 (a)(i)                                              4,532

                            5,000    Philadelphia, Pennsylvania, Airport Revenue Bonds, Series A, AMT, 4.75%
                                     due 6/15/2035 (f)                                                                      4,961

                            4,000    Philadelphia, Pennsylvania, Authority for Industrial Development, Airport
                                     Revenue Refunding Bonds (Philadelphia Airport System Project), AMT, Series A,
                                     5.50% due 7/01/2017 (c)                                                                4,238

                            3,655    Philadelphia, Pennsylvania, Authority for Industrial Development, Airport
                                     Revenue Refunding Bonds (Philadelphia Airport System Project), AMT, Series A,
                                     5.50% due 7/01/2018 (c)                                                                3,872

                            9,125    Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                     Bonds (City of Philadelphia Project), Series A, 5.375% due 2/15/2027 (f)               9,363

                            3,000    Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                     Bonds, Series B, 5.50% due 10/01/2020 (e)                                              3,226

                            4,680    Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                     Bonds, Series B, 5.50% due 10/01/2021 (e)                                              5,011

                           10,000    Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 1998 General Ordinance,
                                     4th Series, 5% due 8/01/2032 (e)                                                      10,231

                              150    Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                     Hospital Revenue Refunding Bonds (Children's Hospital Project), VRDN, Series C,
                                     3.64% due 7/01/2031 (f)(k)                                                               150

                              300    Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                     Hospital Revenue Refunding Bonds (Children's Hospital Project), VRDN, Series D,
                                     3.64% due 7/01/2031 (f)(k)                                                               300

                            3,000    Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                     Hospital Revenue Refunding Bonds (Presbyterian Medical Center), 6.65% due
                                     12/01/2019 (b)                                                                         3,584

                            3,000    Philadelphia, Pennsylvania, Housing Authority Revenue Bonds (Capital Fund
                                     Program), Series A, 5.50% due 12/01/2018 (e)                                           3,220

                            4,645    Philadelphia, Pennsylvania, Qualified Redevelopment Authority Revenue Bonds,
                                     AMT, Series B, 5% due 4/15/2027 (c)                                                    4,727

                            1,750    Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds (Neighborhood
                                     Transformation), Series A, 5.50% due 4/15/2022 (c)                                     1,866

                            5,000    Philadelphia, Pennsylvania, School District, GO, RIB, Series 677, 7.34% due
                                     8/01/2021 (c)(i)                                                                       5,949

                            5,000    Philadelphia, Pennsylvania, School District, GO, Series D, 5.125% due
                                     6/01/2034 (c)                                                                          5,162

                            4,000    Philadelphia, Pennsylvania, School District, GO, Series D, 5.25% due
                                     6/01/2034 (c)                                                                          4,188

                            8,245    Pittsburgh, Pennsylvania, Water and Sewer Authority, Water and Sewer System
                                     Revenue Bonds, First Lien, 5% due 9/01/2033 (f)                                        8,494

                            6,000    Reading, Pennsylvania, School District, GO, 5% due 1/15/2029 (e)                       6,224

                            2,600    Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding
                                     Bonds (Guthrie Healthcare System), Series A, 5.875% due 12/01/2031                     2,775

                            4,500    Southeastern Pennsylvania Transportation Authority, Special Revenue Bonds,
                                     5.375% due 3/01/2017 (c)                                                               4,627

                            2,525    Southeastern Pennsylvania Transportation Authority, Special Revenue Bonds,
                                     5.375% due 3/01/2022 (c)                                                               2,594

                            2,570    Westmoreland County, Pennsylvania, Municipal Authority, Municipal Service
                                     Revenue Bonds, 5.25% due 8/15/2028 (e)                                                 2,724


Guam - 1.4%                 2,500    A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds,
                                     AMT, Series C, 5% due 10/01/2023 (f)                                                   2,550


Puerto Rico - 10.5%        10,795    Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2034          10,883

                            2,500    Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                     Bonds, Series I, 5.50% due 7/01/2025                                                   2,644

                            5,000    Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                     Bonds, Series I, 5.375% due 7/01/2034                                                  5,216

                                     Total Municipal Bonds (Cost - $267,501) - 155.9%                                     276,250

                           Shares
                             Held    Short-Term Securities
                               56    CMA Pennsylvania Municipal Money Fund, 2.99% (l)(n)                                       56

                                     Total Short-Term Securities (Cost - $56) - 0.0%                                           56

                                     Total Investments (Cost - $267,557*) - 155.9%                                        276,306
                                     Other Assets Less Liabilities - 1.7%                                                   3,003
                                     Preferred Shares, at Redemption Value - (57.6%)                                    (102,056)
                                                                                                                      -----------
                                     Net Assets Applicable to Common Shares - 100.0%                                  $   177,253
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $          267,557
                                                 ==================
    Gross unrealized appreciation                $            9,266
    Gross unrealized depreciation                             (517)
                                                 ------------------
    Net unrealized appreciation                  $            8,749
                                                 ==================


(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) FNMA/GNMA Collateralized.

(e) FSA Insured.

(f) MBIA Insured.

(g) XL Capital Insured.

(h) CIFG Insured.

(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(j) Radian Insured.

(k) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net          Dividend
    Affiliate                                   Activity        Income

    CMA Pennsylvania Municipal Money Fund       (2,658)         $   42


(m) Represents a zero coupon bond, the interest rate shown reflects the effective yield at the time of purchase.

(n) Represents the effective yield as of July 31, 2006.

  o Forward interest rate swaps outstanding as of July 31, 2006 were as follows:

                                                Notional        Unrealized
                                                 Amount        Depreciation

    Pay a fixed rate of 4.344% and receive
    a floating rate based on 1-week USD
    Bond Market Association rate

    Broker, JPMorgan Chase Bank
    Expires October 2026                       $  25,000        $   (167)



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Pennsylvania Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield Pennsylvania Insured Fund, Inc.


Date:  September 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield Pennsylvania Insured Fund, Inc.


Date:  September 20, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       MuniYield Pennsylvania Insured Fund, Inc.


Date:  September 20, 2006